NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Accounts Receivable, Gross	$ 1,154,089
Allowance for bad debt	57,705
Accounts Receivable, Net	1,096,384
Bad debt expense	$ 49,655	$ 15,927